Other disclosures - Risk Management and Principal Risks - Gross exposure for loan commitment and financial guarantees (audited) (Details) - Gross exposure [member] - Loan commitments and financial guarantee contracts [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Loan commitments and financial guarantee contracts
Opening/Beginning balance	£ 265,455	£ 315,673
Disposal of business to Barclays Bank UK PLC	(67,255)
Net transfers between stages	0
Business activity in the year	64,904
Net drawdowns and repayments	(11,883)
Asset derecognised due to final repayments	(35,984)
Closing/Ending balance	265,455	315,673
Stage 1 [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	248,590	275,364
Disposal of business to Barclays Bank UK PLC	(60,848)
Net transfers between stages	14,517
Business activity in the year	64,155
Net drawdowns and repayments	(16,826)
Asset derecognised due to final repayments	(27,772)
Closing/Ending balance	248,590	275,364
Stage 2 [member] | Lifetime expected credit losses [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	16,444	38,867
Disposal of business to Barclays Bank UK PLC	(6,113)
Net transfers between stages	(14,577)
Business activity in the year	749
Net drawdowns and repayments	5,505
Asset derecognised due to final repayments	(7,987)
Closing/Ending balance	16,444	38,867
Credit Impaired - Stage 3 [member] | Lifetime expected credit losses [member]
Loan commitments and financial guarantee contracts
Opening/Beginning balance	421	1,442
Disposal of business to Barclays Bank UK PLC	(294)
Net transfers between stages	60
Business activity in the year	0
Net drawdowns and repayments	(562)
Asset derecognised due to final repayments	(225)
Closing/Ending balance	£ 421	£ 1,442